UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04587

UBS FINANCIAL SECTOR FUND INC.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-647-1568

Date of fiscal year end:	3/31/06

Date of reporting period:	07/01/2005 – 06/30/2006

ITEM 1. Proxy Voting Record.

UBS Financial Sector Fund Inc.

Fund closed 11/3/03

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Financial Sector Fund Inc.

By (Signature and Title)*
/s/ W. Douglas Beck President

Date	August 15, 2006

*Print the name and title of each signing officer under his or her signature.